CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) (Parentheticals) - shares	Mar. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Unissued (in shares)	16,441	21,256